Investment Risks - Oakhurst Strategic Defined Risk Fund	Aug. 28, 2025	Aug. 27, 2025
Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk. The Fund is actively managed and subject to the risk that the Advisor’s use of investment techniques and risk analyses to make investment decisions fails to perform as expected, which may cause the Fund to lose value.

Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk. The Fund’s investment strategy of buying and selling options will result in performance that differs from that of the Index. The call options written by the Fund will limit the Fund’s opportunity to participate in increases when the ETFs in which the Fund invests perform well.

Debt Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Debt Securities Risk. Increases in interest rates typically lower the value of debt securities. Investments in debt securities include credit risk. There is also the risk that a bond issuer may “call,” or repay its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The Fund buys and sells options, which are instruments that derive their performance from underlying equity securities, also referred to as “derivatives.” Derivatives can be volatile, and the Fund could experience a loss if its derivatives do not perform as anticipated, or are not correlated with the performance of their underlying security or index.

Equity Risk Member
Prospectus [Line Items]
Risk [Text Block]		Equity Risk. The Fund invests in common stocks or ETFs that invest in common stocks and options that derive their performance from the S&P 500® Index, which is made up of common stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.
Exchange-Traded Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]
Exchange-Traded Funds Risk. The risks of investments in ETFs reflect the risks of the underlying instruments in which the ETF invests. When the Fund invests in ETFs, shareholders of the Fund indirectly bear a proportionate share of the ETF’s fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, an investment by the Fund in an ETF could cause the Fund’s operating expenses (taking into account indirect expenses such as the fees and expenses of the ETF) to be higher and, in turn, performance to be lower than if the Fund were to invest directly in the instruments held by the ETF. Trading on an exchange does not guarantee a liquid market will exist for an ETF. ETFs may trade at a premium or a discount to their net asset value.

General Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
General Market Risk. The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. The value of the Fund’s investments may be negatively affected by the real or perceived occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics and other public health emergencies.

Large Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large Capitalization Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. Some transactions may give rise to a form of economic leverage and may expose the Fund to greater risk and increase its costs. Leverage can magnify the Fund’s gains and losses, and therefore increase its volatility.

Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Advisor’s investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments, and your investment may lose value.

Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
Options Risk. Options transactions involve special risks that may make it difficult or impossible to close a position when the Fund desires. A fund that purchases options, which are a type of derivative, is subject to the risk that gains, if any, realized on the position, will be less than the amount paid as premiums to the writer of the option. A fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. A fund that writes covered call options gives up the opportunity to profit from any price increase in the underlying security above the option exercise price while the option is in effect.

Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Fund’s investments in options may subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. Premiums earned by the Fund from its use of options investments are treated as short-term capital gains, and are taxable as ordinary income.

U.S. Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
U.S. Government Securities Risk. Investing in securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk. The sales price the Fund could receive for any particular portfolio investment may differ from the Advisor’s valuation of the investment. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or used a different valuation methodology.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]		As with any mutual fund, there are risks to investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]		An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.